Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	¥ 0	$ 0	¥ 0	¥ (3)
General and administrative expenses	0	0
Other income	0	0	0	0
Loss before equity in undistributed earnings of subsidiaries	0	0		(3)
Equity in earnings of subsidiaries	89,213	14,000	19,610	11,366
Net income	¥ 89,213	$ 14,000	¥ 19,610	¥ 11,363